SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Long Term Loan
Balance, opening	$ 40,769	$ 85,107
Repayments	(14,112)	(47,818)
Interest expense, accrued	680	4,848
Translation difference	(472)	(1,368)
Balance, ending	26,865	40,769
Long term loan – current portion	26,865	40,769
Long term loan